Leases - Summary of Future Minimum Lease Receipts and Payments Under Operating Leases (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
Future Minimum Sublease Rentals	$ 49.5	$ 53.6